HEAT 2006-3 Group 1
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Number Total
of Scheduled % of
Original Loan to Value Ratios Loans Balance Group 1
<= 50.00 104 14,995,672.61 2.4
50.01 - 55.00 51 7,065,438.10 1.1
55.01 - 60.00 80 12,986,191.17 2.1
60.01 - 65.00 106 18,695,791.51 3.0
65.01 - 70.00 212 35,917,926.79 5.8
70.01 - 75.00 231 38,553,436.87 6.2
75.01 - 80.00 1,412 218,608,921.38 35.3
80.01 - 85.00 512 87,927,914.16 14.2
85.01 - 90.00 780 131,919,667.93 21.3
90.01 - 95.00 181 21,787,858.37 3.5
95.01 - 100.00 767 31,167,572.64 5.0
Total: 4,436 619,626,391.53 100.0
Max: 100.00
Min: 15.46
Wgt Avg: 80.77
Number Total
of Scheduled % of
Scheduled Balance Loans Balance Group 1
0.01 - 50,000.00 799 22,912,906.52 3.7
50,000.01 - 100,000.00 963 74,452,270.51 12.0
100,000.01 - 150,000.00 960 119,429,006.60 19.3
150,000.01 - 200,000.00 725 125,990,344.82 20.3
200,000.01 - 250,000.00 404 90,201,525.61 14.6
250,000.01 - 300,000.00 262 71,649,873.84 11.6
300,000.01 - 350,000.00 159 51,718,307.04 8.3
350,000.01 - 400,000.00 122 45,385,812.86 7.3
400,000.01 - 450,000.00 35 14,499,467.54 2.3
450,000.01 - 500,000.00 6 2,810,792.41 0.5
550,000.01 - 600,000.00 1 576,083.78 0.1
Total: 4,436 619,626,391.53 100.0
Max: 576,083.78
Min: 5,706.14
Avg: 139,681.33
Number Total
of Scheduled % of
FICO Credit Scores Loans Balance Group 1
<= 0 3 200,811.60 0.0
451 - 475 1 15,939.10 0.0
476 - 500 2 287,859.85 0.0
501 - 525 45 5,944,353.73 1.0
526 - 550 118 16,939,186.69 2.7
551 - 575 302 46,837,634.46 7.6
576 - 600 679 89,317,456.02 14.4
601 - 625 1,216 161,681,996.06 26.1
626 - 650 987 138,255,137.88 22.3
651 - 675 539 77,256,398.84 12.5
676 - 700 287 45,188,869.82 7.3
701 - 725 135 18,210,594.58 2.9
726 - 750 65 9,928,186.60 1.6
751 - 775 32 5,525,762.10 0.9
776 - 800 22 3,428,726.35 0.6
801 - 825 3 607,477.85 0.1
Total: 4,436 619,626,391.53 100.0
Min: 0
Max: 807
Wgt Avg: 627
Number Total
of Scheduled % of
Original Balance Loans Balance Group 1
0.01 - 50,000.00 793 22,626,051.57 3.7
50,000.01 - 100,000.00 967 74,539,538.82 12.0
100,000.01 - 150,000.00 955 118,582,572.20 19.1
150,000.01 - 200,000.00 731 126,836,754.51 20.5
200,000.01 - 250,000.00 401 89,417,813.23 14.4
250,000.01 - 300,000.00 264 72,034,814.79 11.6
300,000.01 - 350,000.00 158 51,269,485.07 8.3
350,000.01 - 400,000.00 121 44,846,481.59 7.2
400,000.01 - 450,000.00 39 16,086,003.56 2.6
450,000.01 - 500,000.00 6 2,810,792.41 0.5
550,000.01 - 600,000.00 1 576,083.78 0.1
Total: 4,436 619,626,391.53 100.0
Max: 578,000.00
Min: 5,900.00
Avg: 140,209.84
Number Total
of Scheduled % of
Current Mortgage Rate Loans Balance Group 1
0.01 - 5.50 10 2,052,534.45 0.3
5.51 - 6.00 66 13,708,793.02 2.2
6.01 - 6.50 281 57,102,294.71 9.2
6.51 - 7.00 607 112,357,407.22 18.1
7.01 - 7.50 737 124,963,081.94 20.2
7.51 - 8.00 857 132,414,391.04 21.4
8.01 - 8.50 444 65,039,969.94 10.5
8.51 - 9.00 377 52,241,567.74 8.4
9.01 - 9.50 183 21,860,610.77 3.5
9.51 - 10.00 192 14,780,714.82 2.4
10.01 - 10.50 143 6,219,988.78 1.0
10.51 - 11.00 164 5,720,027.73 0.9
11.01 - 11.50 190 5,888,858.20 1.0
11.51 - 12.00 143 4,129,864.41 0.7
12.01 - 12.50 36 990,578.00 0.2
12.51 - 13.00 3 76,821.44 0.0
13.01 - 13.50 2 65,906.11 0.0
14.01 - 14.50 1 12,981.21 0.0
Total: 4,436 619,626,391.53 100.0
Max: 14.38
Min: 5.13
Wgt Avg: 7.69
Number Total
of Scheduled % of
Occupancy Status Loans Balance Group 1
Primary 4,235 590,026,454.97 95.2
Second Home 29 5,323,537.45 0.9
Investor 172 24,276,399.11 3.9
Total: 4,436 619,626,391.53 100.0
HEAT 2006-3 Group 1
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Number Total
of Scheduled % of
Original Term to Stated Maturity Loans Balance Group 1
1 - 60 1 21,731.87 0.0
61 - 120 1 96,542.81 0.0
121 - 180 175 17,021,528.65 2.7
181 - 240 11 1,487,601.61 0.2
301 - 360 4,248 600,998,986.59 97.0
Total: 4,436 619,626,391.53 100.0
Max: 360.
Min: 60.
Wgt Avg: 355.
Number Total
of Scheduled % of
Remaining Term to Stated Maturity Loans Balance Group 1
1 - 60 1 21,731.87 0.0
61 - 120 1 96,542.81 0.0
121 - 180 175 17,021,528.65 2.7
181 - 240 11 1,487,601.61 0.2
241 - 300 2 126,981.01 0.0
301 - 360 4,246 600,872,005.58 97.0
Total: 4,436 619,626,391.53 100.0
Max: 358.
Min: 50.
Wgt Avg: 349.
Number Total
of Scheduled % of
State Loans Balance Group 1
California 403 105,027,481.34 17.0
Florida 424 68,566,899.71 11.1
Arizona 186 31,188,121.85 5.0
Maryland 169 31,101,907.48 5.0
Illinois 213 29,028,322.79 4.7
Virginia 162 26,817,263.90 4.3
Washington 139 21,515,680.31 3.5
Pennsylvania 169 20,060,452.84 3.2
New Jersey 89 17,877,358.59 2.9
Nevada 89 17,306,994.60 2.8
Texas 207 16,874,735.68 2.7
Oregon 109 16,546,015.38 2.7
Missouri 187 16,199,950.50 2.6
Colorado 124 15,336,578.42 2.5
Ohio 156 14,740,004.39 2.4
Other 1,610 171,438,623.75 27.7
Total: 4,436 619,626,391.53 100.0
Number Total
of Scheduled % of
Purpose Loans Balance Group 1
Purchase 1,628 149,337,403.13 24.1
Refinance - Rate Term 514 67,404,527.63 10.9
Refinance - Cashout 2,294 402,884,460.77 65.0
Total: 4,436 619,626,391.53 100.0
Number Total
of Scheduled % of
Documentation Type Loans Balance Group 1
Full 3,515 460,893,739.71 74.4
Reduced 441 60,916,914.85 9.8
Stated Income / Stated Assets 472 96,843,531.76 15.6
No Income / No Assets 8 972,205.21 0.2
Total: 4,436 619,626,391.53 100.0
Number Total
of Scheduled % of
Maximum Rate Loans Balance Group 1
9.51 - 13.00 859 163,429,776.46 31.9
13.01 - 13.50 548 94,615,273.50 18.5
13.51 - 14.00 602 95,850,797.89 18.7
14.01 - 14.50 342 55,199,793.22 10.8
14.51 - 15.00 351 52,280,351.99 10.2
15.01 - 15.50 176 24,685,761.79 4.8
15.51 - 16.00 127 18,069,826.34 3.5
16.01 - 16.50 44 5,398,163.27 1.1
16.51 - 17.00 26 2,510,994.50 0.5
17.01 - 17.50 4 281,098.79 0.1
17.51 - 18.00 4 315,130.90 0.1
18.01 >= 1 72,754.43 0.0
Total: 3,084 512,709,723.08 100.0
Max: 18.125
Min: 10.500
Wgt Avg: 13.634
Number Total
of Scheduled % of
Minimum Rate Loans Balance Group 1
2.51 - 3.00 4 1,146,657.59 0.2
3.01 - 3.50 27 4,992,216.97 1.0
3.51 - 4.00 156 28,958,953.80 5.6
4.01 - 4.50 287 53,099,251.85 10.4
4.51 - 5.00 248 41,975,322.01 8.2
5.01 - 5.50 190 30,351,418.40 5.9
5.51 - 6.00 210 31,836,233.02 6.2
6.01 - 6.50 193 32,561,109.44 6.4
6.51 - 7.00 336 60,523,462.70 11.8
7.01 - 7.50 413 69,824,068.09 13.6
7.51 - 8.00 466 72,704,239.76 14.2
8.01 - 8.50 259 40,897,655.60 8.0
8.51 - 9.00 168 26,650,155.83 5.2
9.01 - 9.50 75 10,664,627.38 2.1
9.51 - 10.00 42 5,575,125.80 1.1
10.01 >= 10 949,224.84 0.2
Total: 3,084 512,709,723.08 100.0
Max: 11.125
Min: 2.750
Wgt Avg: 6.507
HEAT 2006-3 Group 1
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Number Total
of Scheduled % of
Margin Loans Balance Group 1
0.01 - 4.00 193 36,314,117.98 7.1
4.01 - 4.50 291 54,100,129.79 10.6
4.51 - 5.00 255 43,583,513.91 8.5
5.01 - 5.50 464 85,831,893.74 16.7
5.51 - 6.00 557 95,918,501.18 18.7
6.01 - 6.50 413 64,964,323.72 12.7
6.51 - 7.00 429 65,806,103.85 12.8
7.01 - 7.50 205 29,852,531.42 5.8
7.51 - 8.00 164 23,032,433.64 4.5
8.01 - 8.50 83 9,864,281.34 1.9
8.51 - 9.00 19 2,356,539.04 0.5
9.01 - 9.50 6 592,412.17 0.1
9.51 - 10.00 5 492,941.30 0.1
Total: 3,084 512,709,723.08 100.0
Max: 9.99
Min: 2.54
Wgt Avg: 5.77
Number Total
of Scheduled % of
Property Type Loans Balance Group 1
Single Family Residence 3,895 532,272,510.17 85.9
Condo 251 33,764,327.04 5.4
2 Family 116 22,875,342.86 3.7
3-4 Family 25 6,750,614.58 1.1
PUD 149 23,963,596.88 3.9
Total: 4,436 619,626,391.53 100.0
Number Total
of Scheduled % of
Months to Rate Reset Loans Balance Group 1
1 - 3 1 72,754.43 0.0
4 - 6 16 2,616,495.87 0.5
7 - 9 1 190,539.90 0.0
10 - 12 11 1,395,304.61 0.3
13 - 15 68 12,012,902.84 2.3
16 - 18 1,863 300,535,761.59 58.6
19 - 21 959 169,255,708.91 33.0
22 - 24 6 721,666.31 0.1
25 - 27 7 1,250,720.08 0.2
28 - 30 92 14,726,995.39 2.9
31 - 33 52 8,745,900.99 1.7
37 >= 8 1,184,972.16 0.2
Total: 3,084 512,709,723.08 100.0
Max: 57
Min: 2
Wgt Avg: 19
Number Total
of Scheduled % of
Periodic Rate Cap Loans Balance Group 1
1.00 2,639 430,741,358.35 84.0
1.50 231 35,966,814.25 7.0
2.00 214 46,001,550.48 9.0
Total: 3,084 512,709,723.08 100.0
Max: 2.00
Min: 1.00
Wgt Avg: 1.12
Number Total
of Scheduled % of
Initial Rate Cap Loans Balance Group 1
1.50 42 9,599,484.35 1.9
2.00 202 41,385,227.10 8.1
2.71 1 196,939.73 0.0
3.00 2,835 460,955,953.07 89.9
5.00 3 460,151.83 0.1
6.00 1 111,967.00 0.0
Total: 3,084 512,709,723.08 100.0
Max: 6.00
Min: 1.50
Wgt Avg: 2.89
HEAT 2006-3 Group 2
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Number Total
of Scheduled % of
Original Loan to Value Ratios Loans Balance Group 2
<= 50.00 94 11,792,233.48 1.7
50.01 - 55.00 44 5,698,636.50 0.8
55.01 - 60.00 79 15,446,827.81 2.2
60.01 - 65.00 128 22,844,555.28 3.2
65.01 - 70.00 209 40,532,244.68 5.7
70.01 - 75.00 309 63,725,010.53 9.0
75.01 - 80.00 1,560 345,067,790.17 48.6
80.01 - 85.00 180 47,651,514.86 6.7
85.01 - 90.00 408 94,675,330.45 13.3
90.01 - 95.00 147 23,837,051.50 3.4
95.01 - 100.00 605 38,287,516.10 5.4
Total: 3,763 709,558,711.36 100.0
Max: 100.00
Min: 20.75
Wgt Avg: 79.98
Number Total
of Scheduled % of
Scheduled Balance Loans Balance Group 2
0.01 - 50,000.00 489 16,587,413.30 2.3
50,000.01 - 100,000.00 720 55,314,117.19 7.8
100,000.01 - 150,000.00 737 92,049,317.15 13.0
150,000.01 - 200,000.00 562 97,944,458.11 13.8
200,000.01 - 250,000.00 365 81,841,332.54 11.5
250,000.01 - 300,000.00 233 63,978,275.76 9.0
300,000.01 - 350,000.00 154 49,934,175.20 7.0
350,000.01 - 400,000.00 91 33,859,331.41 4.8
400,000.01 - 450,000.00 124 53,319,361.16 7.5
450,000.01 - 500,000.00 102 48,602,938.78 6.8
500,000.01 - 550,000.00 60 31,501,899.34 4.4
550,000.01 - 600,000.00 43 24,937,145.48 3.5
600,000.01 >= 83 59,688,945.94 8.4
Total: 3,763 709,558,711.36 100.0
Max: 1,252,461.51
Min: 9,975.67
Avg: 188,561.97
Number Total
of Scheduled % of
FICO Credit Scores Loans Balance Group 2
<= 0 3 224,421.17 0.0
476 - 500 9 1,433,212.68 0.2
501 - 525 102 13,812,752.57 1.9
526 - 550 226 34,454,145.66 4.9
551 - 575 423 72,172,262.00 10.2
576 - 600 673 108,065,981.91 15.2
601 - 625 639 123,548,900.65 17.4
626 - 650 693 128,204,980.48 18.1
651 - 675 486 104,348,803.65 14.7
676 - 700 251 56,393,150.83 7.9
701 - 725 115 29,007,884.53 4.1
726 - 750 72 17,732,505.33 2.5
751 - 775 50 12,484,007.63 1.8
776 - 800 17 6,458,461.34 0.9
801 - 825 4 1,217,240.93 0.2
Total: 3,763 709,558,711.36 100.0
Min: 0
Max: 811
Wgt Avg: 628
Number Total
of Scheduled % of
Original Balance Loans Balance Group 2
0.01 - 50,000.00 486 16,438,832.48 2.3
50,000.01 - 100,000.00 719 55,063,311.74 7.8
100,000.01 - 150,000.00 733 91,252,471.48 12.9
150,000.01 - 200,000.00 569 98,944,311.44 13.9
200,000.01 - 250,000.00 362 81,040,530.20 11.4
250,000.01 - 300,000.00 236 64,676,142.02 9.1
300,000.01 - 350,000.00 152 49,186,351.65 6.9
350,000.01 - 400,000.00 93 34,506,720.57 4.9
400,000.01 - 450,000.00 123 52,823,861.01 7.4
450,000.01 - 500,000.00 104 49,498,188.01 7.0
500,000.01 - 550,000.00 59 30,954,072.56 4.4
550,000.01 - 600,000.00 44 25,484,972.26 3.6
600,000.01 - 650,000.00 26 16,303,180.66 2.3
650,000.01 - 700,000.00 22 14,887,946.04 2.1
700,000.01 - 750,000.00 13 9,454,696.67 1.3
750,000.01 >= 22 19,043,122.57 2.7
Total: 3,763 709,558,711.36 100.0
Max: 1,260,000.00
Min: 10,000.00
Avg: 189,213.29
Number Total
of Scheduled % of
Current Mortgage Rate Loans Balance Group 2
0.01 - 5.50 16 6,232,057.75 0.9
5.51 - 6.00 73 29,833,338.85 4.2
6.01 - 6.50 165 52,501,760.68 7.4
6.51 - 7.00 446 119,912,453.28 16.9
7.01 - 7.50 550 123,251,037.68 17.4
7.51 - 8.00 845 170,349,357.61 24.0
8.01 - 8.50 432 80,054,870.83 11.3
8.51 - 9.00 328 56,079,306.10 7.9
9.01 - 9.50 160 24,403,632.30 3.4
9.51 - 10.00 193 17,759,911.25 2.5
10.01 - 10.50 150 8,407,561.39 1.2
10.51 - 11.00 126 7,091,841.51 1.0
11.01 - 11.50 140 7,115,955.86 1.0
11.51 - 12.00 104 5,158,887.89 0.7
12.01 - 12.50 27 1,128,466.14 0.2
12.51 - 13.00 5 134,443.99 0.0
13.01 - 13.50 1 30,796.24 0.0
13.51 - 14.00 2 113,032.01 0.0
Total: 3,763 709,558,711.36 100.0
Max: 13.99
Min: 4.50
Wgt Avg: 7.70
Number Total
of Scheduled % of
Occupancy Status Loans Balance Group 2
Primary 3,666 693,718,532.79 97.8
Second Home 15 3,807,744.03 0.5
Investor 82 12,032,434.54 1.7
Total: 3,763 709,558,711.36 100.0
HEAT 2006-3 Group 2
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Number Total
of Scheduled % of
Original Term to Stated Maturity Loans Balance Group 2
121 - 180 165 20,160,998.57 2.8
181 - 240 10 606,168.66 0.1
241 - 300 1 562,493.56 0.1
301 - 360 3,587 688,229,050.57 97.0
Total: 3,763 709,558,711.36 100.0
Max: 360.
Min: 180.
Wgt Avg: 355.
Number Total
of Scheduled % of
Remaining Term to Stated Maturity Loans Balance Group 2
61 - 120 1 54,779.02 0.0
121 - 180 164 20,106,219.55 2.8
181 - 240 10 606,168.66 0.1
241 - 300 5 736,843.96 0.1
301 - 360 3,583 688,054,700.17 97.0
Total: 3,763 709,558,711.36 100.0
Max: 358.
Min: 102.
Wgt Avg: 349.
Number Total
of Scheduled % of
State Loans Balance Group 2
California 622 204,671,261.90 28.8
Florida 446 82,516,997.47 11.6
Arizona 161 32,783,447.87 4.6
Maryland 150 31,307,118.81 4.4
Georgia 246 28,465,001.84 4.0
Texas 239 27,096,689.63 3.8
Virginia 130 25,134,616.85 3.5
New York 92 24,362,151.49 3.4
Illinois 134 24,313,711.79 3.4
Washington 109 22,638,543.78 3.2
New Jersey 93 22,177,138.26 3.1
Nevada 73 16,027,345.58 2.3
Pennsylvania 109 14,129,098.61 2.0
Minnesota 58 11,326,146.49 1.6
Oregon 46 9,827,636.90 1.4
Other 1,055 132,781,804.09 18.7
Total: 3,763 709,558,711.36 100.0
Number Total
of Scheduled % of
Purpose Loans Balance Group 2
Purchase 1,917 339,681,314.69 47.9
Refinance - Rate Term 98 20,987,094.56 3.0
Refinance - Cashout 1,748 348,890,302.11 49.2
Total: 3,763 709,558,711.36 100.0
Number Total
of Scheduled % of
Documentation Type Loans Balance Group 2
Full 3,019 527,909,179.73 74.4
Reduced 568 132,945,001.14 18.7
Stated Income / Stated Assets 171 47,816,098.84 6.7
No Income / No Assets 5 888,431.65 0.1
Total: 3,763 709,558,711.36 100.0
Number Total
of Scheduled % of
Maximum Rate Loans Balance Group 2
9.51 - 13.00 628 181,691,315.67 30.9
13.01 - 13.50 409 94,480,946.31 16.1
13.51 - 14.00 582 122,631,189.63 20.9
14.01 - 14.50 314 66,266,588.84 11.3
14.51 - 15.00 312 62,723,248.81 10.7
15.01 - 15.50 176 31,694,577.58 5.4
15.51 - 16.00 121 17,662,704.54 3.0
16.01 - 16.50 44 6,024,104.68 1.0
16.51 - 17.00 30 3,862,955.09 0.7
17.01 - 17.50 6 426,579.35 0.1
17.51 - 18.00 2 265,085.56 0.0
18.01 >= 5 328,227.19 0.1
Total: 2,629 588,057,523.25 100.0
Max: 20.450
Min: 10.500
Wgt Avg: 13.650
Number Total
of Scheduled % of
Minimum Rate Loans Balance Group 2
<= 2.50 1 899,949.81 0.2
2.51 - 3.00 2 1,313,866.34 0.2
3.01 - 3.50 26 10,161,250.58 1.7
3.51 - 4.00 136 41,558,545.55 7.1
4.01 - 4.50 243 58,673,306.83 10.0
4.51 - 5.00 249 53,591,259.78 9.1
5.01 - 5.50 155 35,797,145.47 6.1
5.51 - 6.00 170 37,788,600.09 6.4
6.01 - 6.50 184 42,764,749.93 7.3
6.51 - 7.00 268 63,882,348.17 10.9
7.01 - 7.50 285 64,273,817.43 10.9
7.51 - 8.00 381 78,091,355.93 13.3
8.01 - 8.50 240 50,032,345.64 8.5
8.51 - 9.00 172 30,699,040.90 5.2
9.01 - 9.50 69 11,405,747.49 1.9
9.51 - 10.00 33 5,466,206.35 0.9
10.01 >= 15 1,657,986.96 0.3
Total: 2,629 588,057,523.25 100.0
Max: 13.450
Min: 1.875
Wgt Avg: 6.390
HEAT 2006-3 Group 2
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Number Total
of Scheduled % of
Margin Loans Balance Group 2
0.01 - 4.00 169 54,703,435.46 9.3
4.01 - 4.50 245 59,205,103.80 10.1
4.51 - 5.00 253 54,972,324.69 9.3
5.01 - 5.50 369 92,456,587.81 15.7
5.51 - 6.00 464 103,981,641.98 17.7
6.01 - 6.50 334 68,968,818.20 11.7
6.51 - 7.00 393 81,672,407.11 13.9
7.01 - 7.50 193 37,590,184.24 6.4
7.51 - 8.00 137 22,015,312.96 3.7
8.01 - 8.50 51 9,167,963.65 1.6
8.51 - 9.00 17 2,526,970.84 0.4
9.01 - 9.50 4 796,772.51 0.1
Total: 2,629 588,057,523.25 100.0
Max: 9.49
Min: 1.88
Wgt Avg: 5.71
Number Total
of Scheduled % of
Property Type Loans Balance Group 2
Single Family Residence 3,203 593,347,242.52 83.6
Condo 189 34,283,563.02 4.8
2 Family 85 18,997,809.09 2.7
3-4 Family 23 6,591,476.96 0.9
PUD 263 56,338,619.77 7.9
Total: 3,763 709,558,711.36 100.0
Number Total
of Scheduled % of
Months to Rate Reset Loans Balance Group 2
1 - 3 4 672,529.95 0.1
4 - 6 9 1,811,873.29 0.3
7 - 9 5 1,343,407.57 0.2
10 - 12 1 488,000.00 0.1
13 - 15 50 14,063,578.84 2.4
16 - 18 1,480 323,227,385.79 55.0
19 - 21 943 215,487,325.09 36.6
22 - 24 7 1,489,293.25 0.3
25 - 27 2 257,466.77 0.0
28 - 30 72 15,969,327.39 2.7
31 - 33 45 9,859,349.40 1.7
34 - 36 2 361,869.57 0.1
37 >= 9 3,026,116.34 0.5
Total: 2,629 588,057,523.25 100.0
Max: 57
Min: 1
Wgt Avg: 19
Number Total
of Scheduled % of
Periodic Rate Cap Loans Balance Group 2
1.00 2,199 498,047,531.04 84.7
1.50 216 36,588,927.20 6.2
2.00 214 53,421,065.01 9.1
Total: 2,629 588,057,523.25 100.0
Max: 2.00
Min: 1.00
Wgt Avg: 1.12
Number Total
of Scheduled % of
Initial Rate Cap Loans Balance Group 2
1.00 1 99,611.43 0.0
1.50 26 6,777,810.99 1.2
2.00 210 52,410,608.87 8.9
3.00 2,386 526,813,898.78 89.6
5.00 6 1,955,593.18 0.3
Total: 2,629 588,057,523.25 100.0
Max: 5.00
Min: 1.00
Wgt Avg: 2.90